Retirement benefit plan, Changes in Defined Benefit Obligation (Details) - Defined Benefit Plan [Member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in defined benefit obligation [Abstract]
Defined benefit obligation, beginning of period	SFr (7,485)	SFr (5,665)	SFr (4,926)
Service cost	(1,626)	(1,313)	(1,095)
Interest cost	(71)	(195)	(100)
Defined benefit obligation, end of period	(7,464)	(7,485)	(5,665)
Defined Benefit Obligation [Member]
Changes in defined benefit obligation [Abstract]
Defined benefit obligation, beginning of period	(26,624)	(17,942)	(14,278)
Service cost	(1,626)	(1,313)	(1,095)
Interest cost	(71)	(195)	(100)
Change in demographic assumptions	1,428	1,138	0
Change in financial assumptions	(71)	(2,171)	750
Change in experience assumptions	(931)	(2,003)	(888)
Benefits deposited	(1,467)	(3,382)	(1,710)
Employees' contributions	(851)	(756)	(621)
Defined benefit obligation, end of period	SFr (30,213)	SFr (26,624)	SFr (17,942)